Acquisitions and Other Transactions - Financing Package with Discovery Silver Corp. on the Porcupine Complex- Ontario, Canada (Details) $ / shares in Units, $ in Millions	Feb. 03, 2025 USD ($)	Jan. 27, 2025 USD ($) tranche oz	Feb. 03, 2025 CAD ($) $ / shares
Discovery Silver Corp. on the Porcupine Complex Canada | Discovery Term Loan | SOFR
Acquisitions
Amortization beginning period		5 years
Acquisition of Royalties | Discovery Term Loan
Acquisitions
Percentage of net smelter return to be acquired		4.25%
Purchase price		$ 300.0
Number of tranches | tranche		2
Notional amount		$ 100.0
Value of common shared issued in acquisition	$ 48.6		$ 70,900,000
Number of subscription receipts acquired			78,833,333
Acquisition of Royalties | Discovery Term Loan | SOFR
Acquisitions
Notional amount		$ 100.0
Acquisition of Royalties | Discovery Silver Corp. on the Porcupine Complex Canada
Acquisitions
Number of tranches | tranche		2
Value of common shared issued in acquisition	48.6		$ 70,900,000
Percentage of net smelter return on all minerals produced indefinitely		2.25%
Percentage of net smelter return based on threshold ounces or threshold internal rate of return		2.00%
Threshold gold ounces used in determining the percentage of net smelter return | oz		72,000
Threshold internal rate of return on purchase price used in determining the percentage of net smelter return		12.00%
Threshold purchase price used to calculate the threshold internal rate of return for determining the percentage of		$ 100.0
Total subscription offerings	$ 169.5		$ 247,500,000
Number of subscription receipts acquired			78,833,333
Subscription receipt price | $ / shares			$ 0.9
Number of shares per subscription receipt			1
Ownership interest acquired (as a percent)	9.90%		9.90%
Lockup period	2 years
Acquisition of Royalties | Discovery Silver Corp. on the Porcupine Complex Canada | SOFR
Acquisitions
Notional amount		$ 100.0
Loan receivable term		7 years
Loan availability term		2 years
Adjustment to interest rate basis		4.50%
Amortization percentage per quarter		5.00%
Upfront fee percentage on principal drawn		2.00%
Standby fee on undrawn funds		1.00%
Value of warrants to be received		$ 1.0
Warrants and rights outstanding, term		3 years